Capital Structure (Details) (USD $)	2 Months Ended	9 Months Ended		12 Months Ended												2 Months Ended	9 Months Ended	10 Months Ended
	Feb. 18, 2014	Dec. 31, 2013	Sep. 27, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Feb. 18, 2014 Public offering	Sep. 27, 2013 Public offerings	Dec. 24, 2012 Innovation Holdings S.A.	Dec. 31, 2013 Common Shares - Class A	Dec. 31, 2012 Common Shares - Class A	Dec. 31, 2013 Common Shares - Class B	Dec. 31, 2012 Common Shares - Class B	Feb. 18, 2014 Over-Allotment Option	Sep. 27, 2013 Over-Allotment Option	Feb. 18, 2014 Loretto Finance Inc.	Sep. 27, 2013 Loretto Finance Inc.	Dec. 31, 2013 Loretto Finance Inc.	Feb. 15, 2013 Loretto Finance Inc.	Dec. 31, 2012 Loretto Finance Inc.
Class of Stock
Common stock - shares authorized		755,000,000		755,000,000						750,000,000	750,000,000	5,000,000	5,000,000
Common stock - par value										$ 0.001	$ 0.001	$ 0.001	$ 0.001
Ten for one reverse stock split		15-for-1			10-for-1
Common stock - shares issued							6,785,000	6,000,000	4,901,961	17,669,442	11,001,403	0	0	885,000	782,609	135,700	120,000	334,258	98,039	116,219
Proceeds from issuance of common stock, net of commissions	$ 39,748,906		$ 31,881,984	$ 34,500,000	$ 10,000,000	$ 12,555,470
Share based compensation																880,015	714,000	335,784
Shares issued price per share							$ 6.25	$ 5.75
Underwriting discounts and commissions	2,332,344		2,070,000
Other offering costs	$ 325,000		$ 548,016
Common stock - shares outstanding										17,669,442	11,001,403	0	0
Preferred stock shares authorized		25,000,000		25,000,000	25,000,000
Preferred stock par value		$ 0.001		$ 0.001	$ 0.001
Preferred stock shares issued		0		0	0
Preferred stock shares outstanding		0		0	0